Guarantees	12 Months Ended
Dec. 31, 2019
Guarantees [Abstract]
Guarantees
Note 12—Guarantees

At December 31, 2019, we were liable for certain contingent

obligations under various contractual
arrangements as described below.

We

recognize a liability, at inception, for the fair value of our obligation as a guarantor for newly issued or modified guarantees.

Unless the carrying amount of the liability is

noted
below, we have not recognized a liability because the fair value of the obligation is immaterial.

In addition,
unless otherwise stated, we are not currently performing

with any significance under the guarantee and expect
future performance to be either immaterial or have

only a remote chance of occurrence.

APLNG Guarantees

At December 31, 2019, we had outstanding multiple

guarantees in connection with our
37.5

percent ownership
interest in APLNG.

The following is a description of the guarantees with

values calculated utilizing

December
2019 exchange rates:

●

During the third quarter of 2016, we issued a guarantee

to facilitate the withdrawal of our pro-rata
portion of the funds in a project finance reserve account.

We

estimate the remaining term of this
guarantee is 11 years
.

Our maximum exposure under this guarantee is approximately

$
170

million
and may become payable if an enforcement action

is commenced by the project finance lenders
against APLNG.

At December 31, 2019, the carrying value

of this guarantee is approximately $
14
million.

●

In conjunction with our original purchase of an ownership

interest in APLNG from Origin Energy in
October 2008, we agreed to reimburse Origin Energy for our

share of the existing contingent liability
arising under guarantees of an existing obligation of

APLNG to deliver natural gas under several

sales
agreements with remaining terms of up to 22 years
.

Our maximum potential liability for future
payments, or cost of volume delivery, under these guarantees is estimated to be $ 780 million ($
1.4
billion in the event of intentional or reckless breach)

and would become payable if APLNG fails to
meet its obligations under these agreements and the

obligations cannot otherwise be mitigated.

Future
payments are considered unlikely, as the payments, or cost of volume delivery, would only be triggered if APLNG does not have enough natural gas

to meet these sales commitments and if the

co-
venturers do not make necessary equity contributions

into APLNG.

●

We

have guaranteed the performance of APLNG

with regard to certain other contracts executed in
connection with the project’s continued development.

The guarantees have remaining terms of up

to
26 years or the life of the venture
.

As of December 31, 2019, we were released from certain of

these
guarantees considered subordinated financial support

to APLNG.

Our remaining maximum potential
amount of future payments related to the remaining

guarantees is approximately $
60

million and
would become payable if APLNG does not perform.

Other Guarantees

We

have other guarantees with maximum

future potential payment amounts totaling

approximately
$ 820

million, which consist primarily of guarantees

of the residual value of leased office buildings, guarantees of the residual value of leased corporate aircraft, and

a guarantee for our portion of a joint venture’s project
finance reserve accounts.

These guarantees have remaining terms of up to
three years

and would become
payable if, upon sale, certain asset values are lower

than guaranteed amounts, business conditions

decline at
guaranteed entities, or as a result of nonperformance

of contractual terms by guaranteed parties.

In conjunction with the disposition of our two U.K.

subsidiaries to Chrysaor E&P Limited, we will

temporarily
continue to support various guarantees and letters

of credit which were provided for the benefit

of entities that
are now affiliates of Chrysaor E&P Limited.

Our maximum potential payment exposure under

these
obligations is approximately $ 100

million.

Chrysaor E&P Limited has agreed to fully

indemnify
ConocoPhillips for any losses suffered by us related to these obligations.

Indemnifications

Over the years, we have entered into agreements to

sell ownership interests in certain corporations,

joint
ventures and assets that gave rise to qualifying indemnifications.

These agreements include indemnifications
for taxes, environmental liabilities, employee claims

and litigation.

The terms of these indemnifications vary
greatly.

The majority of these indemnifications

are related to environmental issues, the term

is generally
indefinite and the maximum amount of future payments

is generally unlimited.

The carrying amount recorded
for these indemnifications at December 31, 2019, was approximately

$
80

million.

We

amortize the
indemnification liability over the relevant time

period, if one exists, based on the facts and circumstances
surrounding each type of indemnity.

In cases where the indemnification term is

indefinite, we will reverse the
liability when we have information the liability is

essentially relieved or amortize the liability

over an
appropriate time period as the fair value of our indemnification exposure declines.

Although it is reasonably
possible future payments may exceed amounts recorded,

due to the nature of the indemnifications,

it is not
possible to make a reasonable estimate of the maximum

potential amount of future payments.

Included in the
recorded carrying amount at December 31, 2019, were approximately

$
30

million of environmental accruals
for known contamination that are included in the “Asset

retirement obligations and accrued environmental
costs” line on our consolidated balance sheet.

For additional information about environmental

liabilities, see
Note 13—Contingencies and Commitments.